12. SUPPLEMENTAL DISCLOSURE REGARDING CASH FLOWS: Schedule of Cash Flows Supplemental Items (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Details
Cash paid during the year for interest	$ 93,583	$ 5,514	$ 0
Cash paid during the year for income taxes	43,484	0	0
Transactions not involving cash:
Cash acquired (Note 10)	0	0	69,300
Cash acquired (Note 11)	0	0	354,477
Receivables acquired (Note 10)	0	0	276,443
Receivables acquired (Note 11)	0	0	954,469
Prepaid expenses acquired (Note 10)	0	0	13,252
Prepaid expenses acquired (Note 11)	0	0	178,383
Computer equipment acquired (Note 10)	0	0	1,465
Computer equipment acquired (Note 11)	0	0	7,991
Accounts payable and accrued liabilities acquired (Note 10)	0	0	104,065
Accounts payable and accrued liabilities acquired (Note 11)	0	0	882,951
Deferred revenue acquired (Note 11)	0	0	1,901,308
Fair value of financing warrants - derivative liability	0	0	55,000
Fair value of acquisition consideration payable in equity (Note 11)	0	0	937,017
Fair value of corporate advisory fee paid in units	0	0	415,782
Fair value of broker unit options	0	0	751,489
Fair value of warrants exercised	$ 0	$ 22,695	$ 0